MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp Shares [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Shares/warrants held	550,000
Fair value	$ 41,587	$ 139,284
Fair value increase/decrease	$ 97,698	$ 167,890